Item 1. Schedule of Investments


T. Rowe Price Tax-Free Income Fund
(Unaudited)
November 30, 2004
PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
(Amounts in 000s)

 ALABAMA  1.0%
 Alabama Water Pollution Control Auth., 6.75%, 8/15/17
 (Prerefunded 8/15/05+) (AMBAC Insured)                2,685         2,773

 Baldwin County Eastern Shore Hosp. Auth.
 Thomas Hosp.

 5.75%, 4/1/27                                         880           848

 6.75%, 4/1/21                                         1,450         1,493

 Camden Ind. Dev. Board IDRB, Weyerhaeuser
 6.125%, 12/1/24                                       2,500         2,677

 Phoenix IDB, PCR, MeadWestvaco, 6.10%, 5/15/30        3,750         3,915

 Tuscaloosa County Board of Ed., VRDN (Currently       5,330         5,330
1.67%)
 Total Alabama (Cost  $16,569)                                       17,036

 ALASKA  0.8%
 Alaska HFC
 Single Family
 5.30%, 12/1/17                                        2,650         2,721

 5.85%, 12/1/14 (MBIA Insured)                         1,705         1,759

 5.875%, 12/1/24 (MBIA Insured)                        5,510         5,724

 Valdez Marine Terminal, BP Pipeline, VRDN
 (Currently 1.68%)                                     3,700         3,700

 Total Alaska (Cost  $13,283)                                        13,904

 ARIZONA  0.8%
 Arizona School Fac. Board, 5.50%, 7/1/18              5,000         5,556

 Maricopa County PCR, 1.875%, 5/1/29 (Tender 3/1/05)   3,000         2,993

 Salt River Agricultural Improvement
 & Power, 5.00%, 1/1/08                                2,250         2,415

 Scottsdale IDA, Healthcare, 5.80%, 12/1/31            2,000         2,098

 Total Arizona (Cost  $12,476)                                       13,062

 ARKANSAS  0.4%
 Little Rock Health Fac. Board
 Baptist Health, 6.85%, 11/1/08                        2,495         2,817

 North Little Rock, 6.50%, 7/1/15 (MBIA Insured)       4,000         4,823

 Total Arkansas (Cost  $6,479)                                       7,640

 CALIFORNIA  12.6%
 Anaheim PFA, 5.00%, 10/1/34 (MBIA Insured)            3,380         3,409

 California, Economic Recovery, 5.00%, 7/1/23
 (Tender 7/1/08)                                       5,500         5,939

 California, GO
 5.00%, 2/1/10                                         5,520         5,979

 5.00%, 2/1/33                                         3,750         3,744

 5.125%, 6/1/31                                        10,540        10,636

 5.25%, 4/1/29                                         5,000         5,141

 5.25%, 4/1/34                                         5,500         5,637

 5.50%, 11/1/33                                        8,000         8,420

 5.65%, 6/1/30                                         2,500         2,641

 Economic Recovery, 5.00%, 7/1/16                      14,000        14,803

 California CDA
 Community Hosp. of Monterey Peninsula
 5.25%, 6/1/23 (FSA Insured)                           2,000         2,117

 Sutter Health, 5.625%, 8/15/42                        3,850         3,980

 California Dept. of Water Resources
 Central Valley Project, 5.00%, 12/1/13 (FGIC Insured) 8,000         8,745

 Power Supply
 5.375%, 5/1/21                                        2,000         2,138

 5.75%, 5/1/17                                         3,000         3,342

 California Public Works Board
 Dept. of Corrections, 5.25%, 6/1/28                   14,810        15,178

 Mental Health, 5.50%, 6/1/23                          3,000         3,218

 California Statewide CDA, Kaiser Permanente, 2.30%,
4/1/34
 (Tender 5/1/07)                                       12,500        12,360

 Capistrano Unified School Dist. No. 90-2, 5.875%,     1,415         1,456
9/1/23
 Folsom, Community Fac. Dist. No. 10, 5.875%, 9/1/28   3,000         3,019

 Foothill / Eastern Transportation Corridor Agency
 Zero Coupon, 1/1/15 (Escrowed to Maturity)            5,000         3,265

 Zero Coupon, 1/1/17 (Escrowed to Maturity)            18,000        10,525

 Golden State Tobacco Securitization Corp.
 Tobacco Settlement, 5.50%, 6/1/33                     7,500         7,858

 5.625%, 6/1/38                                        8,500         8,918

 Los Angeles County, Marina Del Rey
 COP, 6.50%, 7/1/08                                    2,680         2,714

 Los Angeles Dept. of Water & Power, 5.00%, 7/1/23
 (MBIA Insured)                                        5,000         5,202

 Los Angeles Harbor, 7.60%, 10/1/18 (Escrowed to       3,305         4,164
 Maturity)
 Orange County, 9.75%, 7/1/19 VR (MBIA Insured)        3,000         3,430

 Palm Springs Fin. Auth.
 5.50%, 11/1/29 (MBIA Insured)                         3,100         3,351

 San Diego Unified School Dist., 5.50%, 7/1/25
 (MBIA Insured)                                        4,745         5,364

 San Francisco Public Utility Comm., 5.00%, 11/1/27
 (FSA Insured)                                         8,000         8,121

 San Jose Airport, 5.00%, 3/1/28 (MBIA Insured)        3,500         3,541

 Southern California Public Power Auth., 6.75%, 7/1/11 4,050         4,779

 Union Elementary School Dist., GO
 Zero Coupon, 9/1/12 (FGIC Insured)                    2,945         2,165

 Zero Coupon, 9/1/13 (FGIC Insured)                    3,520         2,445

 Univ. of California Regents
 5.125%, 5/15/15 (AMBAC Insured)                       6,900         7,535

 5.125%, 5/15/17 (AMBAC Insured)                       10,000        10,808

 West Hollywood Community Dev., East Side Redev.
Project, 5.625%, 9/1/28                                2,015         2,042

 Total California (Cost  $206,662)                                   218,129

 COLORADO  0.5%
 Arapahoe County, Zero Coupon, 8/31/26
 (Prerefunded 8/31/05+)                                5,500         1,129

 Colorado HFA
 Adventist Health, 6.50%, 11/15/31                     2,500         2,736

 Catholic Health Initiatives, VRDN (Currently 1.69%)   2,955         2,955

 Covenant Retirement Communities, 6.125%, 12/1/33      2,000         2,085

 Total Colorado (Cost  $8,475)                                       8,905

 CONNECTICUT  0.9%
 Connecticut, 7.125%, 6/1/10                           7,350         8,713

 Mohegan Tribe Indians, 6.00%, 1/1/16                  2,250         2,402

 Mohegan Tribe Indians Gaming Auth., 6.25%, 1/1/31     4,750         5,024

 Total Connecticut (Cost  $14,596)                                   16,139

 DISTRICT OF COLUMBIA  2.5%
 District of Columbia
 5.25%, 6/1/27 (Prerefunded 6/1/08+) (MBIA Insured)    1,330         1,459

 6.00%, 6/1/14 (Escrowed to Maturity) (MBIA Insured)   2,305         2,725

 Tobacco Corp., 5.25%, 5/15/09                         5,000         5,095

 District of Columbia, GO
 5.125%, 6/1/17 (AMBAC Insured)                        12,720        13,582

 5.25%, 6/1/27 (MBIA Insured)                          8,645         8,923

 6.00%, 6/1/14 (MBIA Insured)                          4,400         5,139

 6.00%, 6/1/15 (MBIA Insured)                          1,550         1,818

 6.00%, 6/1/17 (MBIA Insured)                          4,250         5,011

 Total District of Columbia (Cost  $40,416)                          43,752

 FLORIDA  2.4%
 Coral Gables HFA, Baptist Health, 5.25%, 8/15/24
 (FSA Insured)                                         5,000         5,292

 Dade County, Zero Coupon, 2/1/09 (MBIA Insured)       12,185        10,305

 Florida Board of Ed., Lottery, 5.50%, 7/1/14
 (AMBAC Insured)                                       5,470         6,132

 Florida Board of Ed., GO, 5.00%, 6/1/05               1,425         1,446

 Highlands County HFA
 Adventist Health System/Sunbelt
 VRDN (Currently 1.68%)                                1,400         1,400

 5.875%, 11/15/29                                      7,000         7,490

 6.00%, 11/15/31                                       2,750         2,944

 Orange County HFA, Westminster Community Care
 6.75%, 4/1/34                                         2,500         2,151

 Port St. Lucie Utility
 Zero Coupon, 9/1/16 (Prerefunded 9/1/06+)
 (FGIC Insured)                                        5,000         2,695

 Zero Coupon, 9/1/26 (Prerefunded 9/1/06+)
 (FGIC Insured)                                        5,000         1,414

 Total Florida (Cost  $39,527)                                       41,269

 GEORGIA  5.2%
 Atlanta Airport, 5.25%, 1/1/33 (FSA Insured)          5,000         5,195

 Augusta  Water and Sewer
 5.25%, 10/1/39 (FSA Insured)                          6,000         6,230

 Chatham County Hosp. Auth.
 Memorial Univ. Medical Center
 5.75%, 1/1/29                                         3,500         3,685

 6.125%, 1/1/24                                        4,000         4,325

 Coweta County Residential Care Fac. for the Elderly
 Wesley Woods of Newnan-Peachtree City
 8.20%, 10/1/16                                        1,350         1,401

 8.25%, 10/1/26                                        1,800         1,870

 Forsyth County School Dist., GO, 5.75%, 2/1/18
 (Prerefunded 2/1/10+)                                 2,800         3,204

 Fulton-DeKalb Hosp. Auth.
 Grady Memorial Hosp.
 6.80%, 1/1/07 (Escrowed to Maturity)
 (AMBAC Insured)                                       5,530         6,031

 6.80%, 1/1/08 (Escrowed to Maturity)
 (AMBAC Insured)                                       5,905         6,647

 6.85%, 1/1/09 (Escrowed to Maturity)
 (AMBAC Insured)                                       6,310         7,283

 6.85%, 1/1/10 (Escrowed to Maturity)
 (AMBAC Insured)                                       6,745         7,936

 Georgia Private Colleges & Univ. Auth., Emory Univ.
 5.50%, 11/1/24                                        6,225         6,713

 Gwinnett County School Dist., GO, 6.40%, 2/1/11       1,905         2,240

 Municipal Electric Auth. of Georgia
 5.50%, 1/1/20                                         3,000         3,345

 5.70%, 1/1/19 (FGIC Insured)                          5,100         5,867

 6.40%, 1/1/07 (Escrowed to Maturity)
 (AMBAC Insured)                                       845           915

 6.40%, 1/1/07 (AMBAC Insured)                         6,655         7,193

 7.25%, 1/1/24 (AMBAC Insured)                         6,500         8,723

 Total Georgia (Cost  $79,690)                                       88,803

 HAWAII  0.5%
 Hawaii Airport, 5.75%, 7/1/21 (FGIC Insured)          4,000         4,456

 Hawaii Dept. of Budget & Fin., Hawaii Pacific Health
 B&F Kapiolani, 6.25%, 7/1/21                          4,000         4,162

 Total Hawaii (Cost  $7,822)                                         8,618

 IDAHO  0.2%
 Nez Perce County IDRB, PCR, Potlatch, 7.00%, 12/1/14  2,600         2,863

 Total Idaho (Cost  $2,600)                                          2,863

 ILLINOIS  5.3%
 Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10+) (FGIC    5,000         5,960
Insured)
 Chicago, GO
 5.50%, 1/1/14 (FSA Insured)                           5,000         5,636

 5.50%, 1/1/18 (AMBAC Insured)                         3,880         4,396

 Chicago O'Hare Int'l. Airport, United Airlines,       3,555         515
6.30%, 5/1/16 *
 Chicago Wastewater, VRDN (Currently 1.71%)
 (MBIA Insured)                                        10,000        10,000

 Illinois
 5.50%, 6/15/16                                        2,000         2,211

 6.125%, 6/15/16                                       2,000         2,271

 Illinois, GO, 5.25%, 4/1/06                           7,000         7,269

 Illinois EFA, Northwestern Univ., 5.25%, 11/1/32
 (Tender 11/1/14)                                      4,000         4,366

 Illinois Fin. Auth., Northwestern Memorial Hosp.
 5.50%, 8/15/43                                        8,000         8,192

 Illinois HFA
 Central Dupage Health, VRDN (Currently 1.75%)         4,800         4,800

 Glen Oaks Medical Center, 7.00%, 11/15/19
 (Escrowed to Maturity)                                3,300         3,631

 Univ. of Chicago, VRDN (Currently 1.60%)              1,000         1,000

 Illinois Unemployment Insurance Fund, 5.00%,
12/15/06
 (FSA Insured)                                         10,000        10,515

 Metropolitan Pier & Expo Auth., Zero Coupon, 6/15/18
 (FGIC Insured)                                        14,160        7,479

 Regional Transportation Auth.
 6.70%, 11/1/21 (FGIC Insured)                         5,000         6,280

 7.75%, 6/1/19 (FGIC Insured)                          5,350         7,149

 Total Illinois (Cost  $88,019)                                      91,670

 INDIANA  1.1%
 Goshen, Greencroft Obligated Group, 5.75%, 8/15/19    3,000         2,959

 Indiana HFFA, Clarian Health Partners, 5.50%, 2/15/16 6,705         6,992

 Indiana Office Building Commission, 5.50%, 7/1/20
 (Prerefunded 7/1/05+) (AMBAC Insured)                 4,500         4,680

 Indiana Transportation Fin. Auth.
 5.375%, 12/1/25                                       3,360         3,572

 5.375%, 12/1/25 (Prerefunded 12/1/10+)                640           717

 Total Indiana (Cost  $17,586)                                       18,920

 IOWA  0.6%
 Iowa Fin. Auth.
 Single Family Mortgage, 5.70%, 1/1/27                 3,015         3,055

 Wesley Retirement, 6.25%, 2/1/12(Prerefunded 8/1/05+) 2,400         2,484

 Scott County, Ridgecrest Village, 7.25%, 11/15/26     4,000         4,199

 Total Iowa (Cost  $9,175)                                           9,738

 KANSAS  0.9%
 Burlington PCR, Kansas Gas & Electric, 5.30%, 6/1/31
 (MBIA Insured)                                        15,000        15,721

 Total Kansas (Cost  $15,124)                                        15,721

 LOUISIANA  0.5%
 Calcasieu Parish, PCR, Entergy, 5.45%, 7/1/10         1,750         1,789

 Louisiana Public Fac. Auth., Baton Rouge General
Medical
 Center 5.25%, 7/1/33 (MBIA Insured)                   4,000         4,112

 Sabine River Auth. PCR, Intl. Paper, 6.20%, 2/1/25    2,500         2,634

 Total Louisiana (Cost  $10,142)                                     8,535

 MARYLAND  2.3%
 Baltimore County, Quail Ridge Apartments, VRDN
 (Currently 1.68%)                                     4,450         4,450

 Maryland CDA, Single Family, 5.95%, 4/1/16            4,720         4,909

 Maryland HHEFA
 Adventist Healthcare, VRDN (Currently 1.69%)          4,500         4,500

 Beth Tfiloh Dahan Community School, VRDN
 (Currently 1.68%)                                     3,300         3,300

 Johns Hopkins Hosp., Zero Coupon, 7/1/19              7,675         3,710

 Mercy Ridge Retirement Community, 6.00%, 4/1/35       2,535         2,582

 Sheppard & Enoch Pratt Foundation, 1.85%, 7/1/28
 (RAA Insured)                                         4,500         4,500

 Univ. of Maryland Medical System, 7.00%, 7/1/22
 (FGIC Insured)                                        1,500         1,935

 Prince George's County Hosp., Dimensions Health
 5.30%, 7/1/24                                         6,685         5,153

 Univ. of Maryland, Auxiliary Fac. & Tuition
 5.75%, 4/1/17 (Prerefunded 4/1/06+)                   5,000         5,282

 Total Maryland (Cost  $38,977)                                      40,321

 MASSACHUSETTS  5.3%
 Massachusetts
 5.25%, 8/1/16 (Prerefunded 8/1/13+)                   10,000        11,109

 5.75%, 1/1/32 (FGIC Insured)                          6,000         6,610

 Massachusetts, GO
 VRDN (Currently 1.68%)                                600           600

 5.25%, 8/1/15 (MBIA Insured)                          15,000        16,629

 Massachusetts Bay Transportation Auth., GO
 7.00%, 3/1/14                                         3,150         3,872

 7.00%, 3/1/21                                         6,200         7,824

 Massachusetts Bay Transportation Auth.
 5.25%, 7/1/30                                         8,150         8,518

 Massachusetts HEFA
 Harvard Univ.
 6.00%, 7/1/35 (Prerefunded 7/1/10+)                   3,500         4,044

 6.25%, 4/1/20                                         5,000         6,144

 Partners Healthcare, 5.75%, 7/1/32                    4,400         4,746

 Massachusetts Port Auth., 5.75%, 7/1/29               5,000         5,408

 Massachusetts Water Pollution Abatement Trust
 5.25%, 8/1/20 (Prerefunded 8/1/10+)                   3,750         4,193

 5.75%, 8/1/29 (Prerefunded 8/1/09+)                   990           1,122

 6.00%, 8/1/19                                         5,000         6,002

 Water Resources Auth., 5.75%, 8/1/29                  4,010         4,409

 Total Massachusetts (Cost  $83,268)                                 91,230

 MICHIGAN  1.6%
 Cornell Township Economic Dev. PCR, MeadWestvaco
5.875%,
 5/1/18                                                2,000         2,133

 Michigan Building Auth., 5.50%, 10/15/19              5,000         5,509

 Michigan Hosp. Fin. Auth.
 Ascension Health
 VRDN (Currently 1.65%)                                8,800         8,800

 5.25%, 11/15/26                                       3,570         3,665

 Trinity Health, 6.00%, 12/1/20                        1,500         1,640

 Michigan Strategic Fund, Ford Motor, 7.10%, 2/1/06    1,180         1,236

 Michigan Strategic Fund IDRB, PCR, Detroit Edison
 5.45%, 9/1/29                                         5,000         5,130

 Total Michigan (Cost  $27,150)                                      28,113

 MINNESOTA  0.6%
 Minneapolis & St. Paul Metropolitan Airport
 Commission 5.25%, 1/1/32 (FGIC Insured)                10,000        10,353

 Total Minnesota (Cost  $9,746)                                      10,353

 MISSISSIPPI  0.4%
 Mississippi Business Fin. PCR, Entergy Corp., 5.90%,  7,000         7,059
5/1/22
 Total Mississippi (Cost  $6,934)                                    7,059

 MISSOURI  0.1%
 Good Shepherd Nursing Home Dist., 5.90%, 8/15/23      2,000         1,780

 Total Missouri (Cost  $2,000)                                       1,780

 NEBRASKA  0.2%
 Omaha Public Power Dist., 6.20%, 2/1/17
 (Escrowed to Maturity)                                3,000         3,565

 Total Nebraska (Cost  $2,991)                                       3,565

 NEVADA  1.9%
 Clark County, Fuel Tax, 5.125%, 7/1/16 (AMBAC Insured)10,870        11,710

 Clark County Airport, McCarran Int'l. Airport, 4.75%,
7/1/22 (MBIA Insured)                                 2,970         2,987

 Clark County IDRB, PCR
 Nevada Power, 5.30%, 10/1/11                          2,000         1,976

 Southwest Gas, 5.45%, 3/1/38 (Tender 3/1/13)          5,000         5,303

 Clark County School Dist., GO, 7.00%, 6/1/11          3,500         4,236

 Nevada, GO, 7.25%, 11/1/10(Escrowed to Maturity)
 (MBIA Insured)                                        3,050         3,092

 Truckee Meadows Water Auth.
 5.50%, 7/1/19 (FSA Insured)                           2,500         2,745

 Total Nevada (Cost  $30,017)                                        32,049

 NEW HAMPSHIRE  2.0%
 New Hampshire Business Fin. Auth., PCR, Public
Service, 5.45%,
 5/1/21 (MBIA Insured)                                 14,500        15,654

 New Hampshire HEFA
 Covenant Health, 6.00%, 7/1/22                        3,400         3,608

 Dartmouth-Hitchcock Obligation Group
 5.50%, 8/1/27 (FSA Insured)                           7,930         8,486

 Elliot Hosp., 5.60%, 10/1/22                          1,000         1,029

 Wentworth-Douglas Hosp., 5.375%, 1/1/15
 (MBIA Insured)                                        5,600         6,130

 Total New Hampshire (Cost  $32,887)                                 34,907

 NEW JERSEY  1.8%
 Middlesex County Improvement Auth.
 Student Housing, 5.00%, 8/15/18                       1,000         1,029

 Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34   2,000         2,066

 New Jersey Economic Dev. Auth.
 Cigarette Tax, 5.625%, 6/15/19                        2,500         2,610

 Harrogate, 5.875%, 12/1/26                            3,500         3,525

 Motor Vehicle Surcharge
 Zero Coupon, 7/1/20 (MBIA Insured)                    2,500         1,183

 5.25%, 7/1/31 (MBIA Insured)                          5,000         5,234

 New Jersey HFFA
 Pascack Valley Hosp. Assoc.
 6.50%, 7/1/23                                         3,000         2,854

 6.625%, 7/1/36                                        3,000         2,779

 New Jersey Sports & Exhibition Auth., Monmouth,
8.00%,
 1/1/25 (Prerefunded 1/1/05+)                          4,500         4,613

 New Jersey Transportation Trust Fund
 5.75%, 6/15/25 (FGIC Insured)                         5,000         5,780

 Total New Jersey (Cost  $31,191)                                    31,673

 NEW MEXICO  0.8%
 Farmington PCR, El Paso Electric, 6.375%, 6/1/32
 (Tender 8/1/05)                                       2,500         2,551

 Jicarilla Apache Nation, 5.50%, 9/1/23                3,890         4,096

 Univ. of New Mexico Regents, Univ. of New Mexico
 Hosp., 5.00%, 7/1/32 (FSA Insured)                    7,840         7,840

 Total New Mexico (Cost  $14,434)                                    14,487

 NEW YORK  16.4%
 Dormitory Auth. of the State of New York
 5.25%, 5/15/19                                        3,325         3,668

 5.75%, 7/1/13                                         10,000        11,276

 5.75%, 7/1/18 (AMBAC Insured)                         5,000         5,836

 6.00%, 7/1/14                                         10,000        11,377

 State Univ. Ed. Fac., 5.75%, 5/15/19
 (Prerefunded 5/15/10+) (FGIC Insured)                 4,945         5,654

 State Univ. of New York, 5.25%, 5/15/15
 (AMBAC Insured)                                       3,600         4,016

 Metropolitan Transportation Auth.
 5.00%, 4/1/29 (Prerefunded 10/1/14+) (FSA Insured)    7,290         8,084

 5.125%, 11/15/31                                      5,000         5,060

 5.25%, 11/15/31                                       2,945         3,014

 5.25%, 11/15/32                                       10,000        10,259

 Commuter Fac., 5.75%, 7/1/21 (Prerefunded 1/1/08+)
 (MBIA Insured)                                        12,750        14,167

 New York City, 6.00%, 2/15/25 (Prerefunded 2/15/05+)  1,990         2,026

 New York City, GO
 5.00%, 8/1/06                                         3,000         3,125

 5.00%, 8/1/07                                         5,000         5,306

 5.25%, 8/1/13                                         5,000         5,502

 5.25%, 8/1/15                                         9,500         10,312

 5.25%, 5/15/22                                        10,000        10,525

 5.25%, 8/15/26                                        5,000         5,202

 5.50%, 6/1/21                                         7,500         8,108

 6.00%, 12/1/18 (Escrowed to Maturity) (FSA Insured)   5,000         5,099

 6.00%, 10/15/26 (Prerefunded 10/15/07+)               1,950         2,122

 6.00%, 5/15/30 (Prerefunded 5/15/10+)                 2,880         3,297

 6.25%, 8/1/09 (Prerefunded 8/1/06+)                   5,050         5,407

 New York City Municipal Water Fin. Auth.
 5.00%, 6/15/32                                        10,000        10,028

 Water & Sewer
 5.50%, 6/15/33                                        9,000         9,524

 6.00%, 6/15/33 (Prerefunded 6/15/10+)                 2,220         2,568

 New York City Transitional Fin. Auth.
 6.00%, 8/15/17 (Prerefunded 8/15/09+)                 4,000         4,589

 Future Tax, 5.75%, 11/15/20 (Prerefunded 5/15/10+)    510           583

 Future Tax, 5.75%, 11/15/20                           4,990         5,563

 STEP, 5.25%, 2/1/29                                   16,640        18,214

 New York State Environmental Fac. Corp., PCR, EFC
 Pooled Loan, 6.90%, 11/15/15                          215           220

 New York State Medical Care Fac., 6.50%, 8/15/29
 (Prerefunded 2/15/05+) (AMBAC Insured)                4,625         4,761

 New York State Mortgage Agency, Single Family
 5.70%, 4/1/16                                         4,090         4,329

 New York State Thruway Auth., 5.50%, 3/15/20          3,000         3,311

 New York State Urban Dev. Corp.
 5.50%, 7/1/26                                         10,000        10,592

 Corrections & Youth Fac.
 5.25%, 1/1/21 (Tender 1/1/09)                         10,000        10,812

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/06                                         3,715         3,870

 5.00%, 6/1/08                                         5,720         6,124

 5.25%, 6/1/20 (AMBAC Insured)                         5,000         5,367

 5.25%, 6/1/21 (AMBAC Insured)                         2,500         2,657

 Triborough Bridge & Tunnel Auth.
 5.25%, 1/1/28 (Prerefunded 1/1/22+)                   10,000        11,141

 5.50%, 1/1/17 (Escrowed to Maturity)                  18,275        20,751

 Total New York (Cost  $261,127)                                     283,446

 NORTH CAROLINA  1.7%
 Cumberland County, Civic Center, 6.40%, 12/1/24
(Prerefunded 12/1/04+) (AMBAC Insured)                 2,750         2,805

 North Carolina, GO, VRDN (Currently 1.71%)            960           960

 North Carolina Eastern Municipal Power Agency
 5.30%, 1/1/15                                         1,000         1,059

 5.375%, 1/1/16                                        2,000         2,117

 6.70%, 1/1/19                                         3,965         4,427

 7.50%, 1/1/10                                         4,330         5,079

 7.50%, 1/1/10 (Escrowed to Maturity)                  4,650         5,599

 North Carolina Municipal Power Agency
 Catawba Electric
 6.50%, 1/1/20                                         4,500         5,070

 5.50%, 1/1/13                                         2,250         2,465

 Total North Carolina (Cost  $27,040)                                29,581

 NORTH DAKOTA  0.3%
 Mercer County, PCR, Basin Electric Power Co-Op.,
6.05%,
 1/1/19 (AMBAC Insured)                                4,500         4,603

 Total North Dakota (Cost  $4,530)                                   4,603

 OHIO  1.6%
 Cuyahoga County Hosp., Cleveland Clinic Obligation
 Group, 6.00%, 1/1/32                                  5,000         5,360

 Montgomery County Hosp.
 Catholic Health Initiatives
 6.00%, 12/1/19                                        3,190         3,550

 6.00%, 12/1/19 (Escrowed to Maturity)                 3,310         3,780

 Ohio Air Quality Dev. Auth., PCR
 FirstEnergy, 5.80%, 6/1/16 (Tender 12/1/04)           5,950         5,950

 Ohio State Univ., 5.25%, 6/1/17 (Tender 12/1/16)      5,000         5,417

 Ohio Water Dev. Auth. PCR, FirstEnergy, 7.70%, 8/1/25 3,950         4,167

 Total Ohio (Cost  $26,761)                                          28,224

 OKLAHOMA  0.4%
 Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15    2,000         2,026

 Tulsa County Home Fin. Auth., Single Family, 6.90%,
8/1/10
 (Escrowed to Maturity) (FGIC Insured)                 4,250         5,026

 Total Oklahoma (Cost  $6,054)                                       7,052

 OREGON  0.3%
 Oregon Housing & Community Services Dept., Single
Family,
 6.00%, 7/1/20                                         2,665         2,734

 Umatilla County Hosp. Fac. Auth.
 5.50%, 3/1/22 (Escrowed to Maturity)                  1,255         1,387

 Catholic Health Initiatives, 5.50%, 3/1/22            955           1,014

 Total Oregon (Cost  $4,857)                                         5,135

 PENNSYLVANIA  2.2%
 Allegheny County Hosp. Dev. Auth., West Penn
Allegheny
 Health, 9.25%, 11/15/22                               3,000         3,472

 Beaver County IDA, PCR, FirstEnergy, 7.75%, 7/15/25   3,900         4,104

 Chester County HEFA, Jefferson Health
 5.375%, 5/15/27                                       6,500         6,637

 Cumberland County Municipal Auth., Wesley Affiliated
 Services, 7.125%, 1/1/25                              3,000         3,114

 Pennsylvania Intergov't. Cooperative Auth., 6.75%,
 6/15/21 (Prerefunded 6/15/05+) (FGIC Insured)         4,750         4,871

 Pennsylvania Turnpike Commission
 5.25%, 12/1/32 (AMBAC Insured)                        7,500         7,864

 5.50%, 7/15/33 (AMBAC Insured)                        3,500         3,742

 West Shore Area Auth., Holy Spirit Hosp.
 6.20%, 1/1/26                                         3,250         3,365

 Total Pennsylvania (Cost  $34,542)                                  37,169

 PUERTO RICO  1.4%
 Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20        7,475         7,828

 Puerto Rico Public Buildings Auth., GO, 4.00%,
 7/1/26 (Tender 7/1/07) (MBIA Insured)                 2,750         2,852

 Puerto Rico Public Fin. Corp.
 1.00%, 8/1/27 (Tender 2/1/12)                         5,000         5,556

 5.25%, 8/1/29 (Tender 2/1/12) (MBIA Insured)          7,000         7,703

 Total Puerto Rico (Cost  $23,558)                                   23,939

 SOUTH CAROLINA  2.8%
 Connector 2000 Assoc.
 Zero Coupon, 1/1/09                                   2,700         1,375

 Zero Coupon, 1/1/10                                   3,400         1,971

 Zero Coupon, 1/1/11                                   2,200         569

 Zero Coupon, 1/1/29                                   20,500        2,425

 Georgetown County PCR, Int'l. Paper, 5.70%, 4/1/14    4,000         4,396

 Piedmont Municipal Power Agency, 6.50%, 1/1/14
 (Escrowed to Maturity) (FGIC Insured)                 3,500         4,194

 South Carolina Public Service Auth.
 5.00%, 1/1/19 (FSA Insured)                           5,000         5,279

 5.875%, 1/1/23 (Prerefunded 1/1/06+) (FGIC Insured)   8,030         8,485

 6.25%, 1/1/22 (Prerefunded 1/1/06+)
 (AMBAC Insured)                                       17,750        18,888

 Total South Carolina (Cost  $48,271)                                47,582

 SOUTH DAKOTA  0.6%
 South Dakota HEFA
 Sioux Valley Hosp.
 4.85%, 11/1/19 (Tender 5/1/06)                        5,000         5,150

 5.25%, 11/1/27                                        2,000         2,008

 5.50%, 11/1/31                                        3,000         3,085

 Total South Dakota (Cost  $10,266)                                  10,243

 TENNESSEE  1.1%
 Chattanooga Health Ed. & Housing Fac. Board
 6.625%, 9/1/07 (MBIA Insured)
 (Escrowed to Maturity)                                2,950         3,281

 6.625%, 9/1/08 (MBIA Insured)
 (Escrowed to Maturity)                                3,150         3,597

 Metropolitan Nashville & Davidson Counties, Water &
 Sewer, STEP, 7.70%, 1/1/12 (FGIC Insured)             6,250         7,622

 Shelby County Health Ed. & Housing Board, Bonheur
 5.50%, 8/15/12 (Escrowed to Maturity) (MBIA Insured)  4,000         4,405

 Total Tennessee (Cost  $16,887)                                     18,905

 TEXAS  6.3%
 Abilene Health Fac. Dev. Corp., Sears Methodist
 Retirement, 7.00%, 11/15/33                          3,500         3,601

 Amarillo Health Fac. Dev. Corp., Sears Panhandle
 Retirement, 7.75%, 8/15/26 (Prerefunded 8/15/06+)    5,000         5,552

 Austin, Water & Wastewater, 5.125%, 5/15/27
 (FSA Insured)++                                       10,955        11,193

 Brazos River Auth. PCR, Centerpoint Energy, 7.75%,    4,000         4,385
 12/1/18, Dallas Independent School Dist.
 5.00%, 8/15/29                                        5,000         5,057

 Denison Hosp. Auth., Texoma Medical Center
 7.00%, 8/15/14                                        4,245         4,335

 Harris County Health Fac. Dev. Corp.
 Memorial Hermann Healthcare System, 6.375%, 6/1/29    4,000         4,371

 St. Luke's Episcopal, 5.375%, 2/15/26                 5,500         5,644

 Texas Childrens Hosp., 5.25%, 10/1/19                 5,000         5,206

 Harris County Hosp. Dist., 7.40%, 2/15/10
 (Escrowed to Maturity) (AMBAC Insured)                515           556

 Houston, 6.40%, 6/1/27                                4,250         4,616

 Houston, GO, 5.50%, 3/1/18 (FSA Insured)              2,750         3,022

 Houston Airport, 5.50%, 7/1/19 (FSA Insured)          2,000         2,190

 Houston Higher Ed. Fin. Corp., Rice Univ.
 5.375%, 11/15/29                                      11,450        11,974

 Houston Independent School Dist., GO
 5.00%, 7/15/20 (FSA Insured)                          3,000         3,133

 Houston Water & Sewer System, 5.75%, 12/1/18
 (Prerefunded 12/1/12+) (AMBAC Insured)                3,000         3,465

 Lower Colorado River Auth.
 6.00%, 5/15/12 (FSA Insured)                         6,095         6,841


 Sabine River Auth., PCR, TXU Energy
 5.50%, 5/1/22 (Tender 11/1/11)                        4,580         4,921

 5.80%, 7/1/22                                         1,500         1,592

 6.15%, 8/1/22                                         2,850         3,073

 Texas A&M Univ.
 5.375%, 5/15/16                                       4,750         5,192

 5.375%, 5/15/18                                       2,570         2,798

 Texas Dept. of Housing & Community Affairs, Asmara
 6.40%, 1/1/27 (Prerefunded 1/1/07+)                   5,820         6,404

 Total Texas (Cost  $99,818)                                         109,121

 VIRGINIA  2.6%
 Chesapeake IDA, PCR, Virginia Electric & Power
 5.25%, 2/18/08                                        3,000         3,096

 Fairfax County, COP, 6.10%, 4/15/32                   5,000         5,657

 Fairfax County Water Auth.,
 6.00%, 4/1/22                                         3,835         4,197

 6.00%, 4/1/22 (Prerefunded 4/1/07+)                   3,815         4,205

 Fredericksburg IDA, Medicorp Health System
 5.25%, 6/15/27                                        2,750         2,807

 Greater Richmond Convention Center, 6.125%, 6/15/29   8,550         9,449

 James City & County IDA, Williamsburg Landing
 6.125%, 3/1/32                                        2,000         2,063

 Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24    2,500         2,566

 Virginia College Building Auth., Washington & Lee
 Univ. 5.25%, 1/1/31 (MBIA Insured)                    5,000         5,427

 Virginia Transportation Board, 5.25%, 5/15/20
 (Prerefunded 5/15/11+)                                4,620         5,146

 Total Virginia (Cost  $41,766)                                      44,613

 WASHINGTON  4.9%
 Chelan County Public Utility Dist. #1, Rock Island
 Hydro Zero Coupon, 6/1/18 (MBIA Insured)              10,100        5,271

 Energy Northwest, 5.25%, 7/1/16 (FSA Insured)         3,000         3,225

 King County Public Hosp., Valley Medical Center,
 5.75%, 9/1/20 (AMBAC Insured)                         10,950        12,616

 Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)         6,000         6,413

 Snohomish County Housing Auth., Millwood Estates
 5.50%, 6/1/29                                         3,750         3,774

 Tacoma Solid Waste Utility, 5.50%, 12/1/17
 (Prerefunded 12/1/07+) (AMBAC Insured)                14,500        15,759

 Washington, GO
 VRDN (Currently 1.71%) (MBIA Insured)                 3,395         3,395

 VRDN (Currently 1.71%) (MBIA Insured)                 5,500         5,500

 5.00%, 1/1/28 (AMBAC Insured)                         5,000         5,077

 5.70%, 10/1/15                                        14,000        15,991

 6.625%, 1/1/25                                        6,100         6,990

 Total Washington (Cost  $76,834)                                    84,011

 WEST VIRGINIA  1.3%
 Mason County PCR, Appalachian Power, 5.50%, 10/1/22   8,000         8,127

 West Virginia Building Commission, GO, Regional Jail
 Court Fees, 5.375%, 7/1/18 (AMBAC Insured)            2,915         3,250

 West Virginia Hosp. Fin. Auth.
 Charleston Medical Center
 5.75%, 9/1/13 (MBIA Insured)                          4,200         4,390

 Oak Hill Hosp., 6.75%, 9/1/22 (Prerefunded 9/1/10+)   5,000         5,956

 Total West Virginia (Cost  $20,091)                                 21,723

 WISCONSIN  1.3%
 Manitowoc, 5.25%, 10/1/34 (FGIC Insured)              9,250         9,461

 Wisconsin HEFA
 Froedert & Community Health
 5.625%, 10/1/14                                       1,000         1,079

 5.625%, 10/1/15                                       1,100         1,181

 5.625%, 10/1/17                                       3,725         3,968

 Thedacare, 5.50%, 12/15/16 (MBIA Insured)             6,540         7,111

 Total Wisconsin (Cost  $21,854)                                     22,800

 WYOMING  0.3%
 Wyoming CDA, 5.30%, 6/1/17                            4,600         4,851

 Total Wyoming (Cost  $4,600)                                        4,851

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open
 futures contracts (2)                                               0

 Total Futures Contracts                                             0

 TOTAL INVESTMENTS IN SECURITIES
 98.7% of Net Assets (Cost  $1,597,092)                            $ 1,703,239

 (1)         Denominated in U.S. dollars unless otherwise noted
 *           In default with respect to payment of interest
 ++          All or a portion of this security is pledged to cover
             margin requirements on futures contracts at November 30, 2004.
 +           Used in determining portfolio maturity
 AMBAC       AMBAC Assurance Corp.
 CDA         Community Development Administration
 COP         Certificates of Participation
 EFA         Educational Facility Authority
 FGIC        Financial Guaranty Insurance Company
 FSA         Financial Security Assurance Inc.
 GO          General Obligation
 HEFA        Health & Educational Facility Authority
 HFA         Health Facility Authority
 HFC         Housing Finance Corp.
 HFFA        Health Facility Financing Authority
 HHEFA       Health & Higher Educational Facility Authority
 IDA         Industrial Development Authority/Agency
 IDB         Industrial Development Bond
 IDRB        Industrial Development Revenue Bond
 MBIA        MBIA Insurance Corp.
 PCR         Pollution Control Revenue
 PFA         Public Finance Authority
 RAA         Radian Asset Assurance Inc.
 STEP        Stepped coupon bond for which the coupon rate of
             interest
             will adjust on specified future date(s)
 VRDN        Variable-Rate Demand Note


(2) Open Futures Contracts at November
30, 2004 were as follows:
($ 000s)
                                        Expiration   Contract       Unrealized
                                                     Value          Gain Loss)
Short, 350 U.S. Treasury ten year
contracts, $400 par of 5.125%
Austin Waste &Wastewater pledged
as initial margin                       12/04        $ 39,009       $ 373

Net payments (receipts) of  variation
margin to date                                                       (373)

Variation margin receivable (payable) on
open futures contracts                                                  -

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Tax Free Income Fund
Unaudited
November 30, 2004
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $1,595,440,000. Net unrealized gain aggregated $108,172,000 at period-end, of which $116,462,000 related to appreciated investments and $8,290,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 21, 2005